Stockholder’s Equity (Details) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 05, 2022	Aug. 07, 2020	Oct. 26, 2022	Aug. 19, 2021	Mar. 31, 2023	Dec. 31, 2022	Nov. 15, 2022	Nov. 07, 2022	Dec. 31, 2021	Aug. 31, 2020
Stockholder’s Equity (Details) [Line Items]
Volume-weighted average share price (in Dollars per share)					$ 15
Earn-out consideration vested price (in Dollars per share)					18
Earn-out consideration share price (in Dollars per share)					15
easurement share price (in Dollars per share)					$ 18
Grant-date fair value (in Dollars)					$ 10,594,000
Share-based compensation shares authorized					1,000
Share-based compensation shares issued					1,000
Vesting service-based units rate		25.00%
Incentive units granted					There were 800 Series A Incentive Units granted by Holdings in August of 2020 and 600 and 400 were unvested as of December 31, 2021 and 2022, respectively. As the award recipients resided on subsidiaries of Intermediate and provided service to the Company, the Company recognized $602,498 of compensation expense related to the awards during the three months ended March 31, 2022.
Founder incentive units issued						3,200,000				1,000
Share-based compensation nonvested shares						1,000			1,000
Founders percentage	10.00%
Share-based compensation incentive Units percentage	20.00%
Share-based payment expense (in Dollars)					$ 2,146,792
Common stock additional paid in capital (in Dollars)					$ 3,509
Preferred stock authorized shares						1,000,000
Preferred stock par value (in Dollars per share)						$ 0.0001
preferred stock issued
preferred stock outstanding
Preferred Stock, Value, Issued (in Dollars)
Common Stock, Shares, Issued								21,752,250
Common stock shares outstanding								21,752,250
Founder shares				562,500
Percentage of conversion shares						20.00%
Warrants currently outstanding						19,612,500
Public warrants					12,937,479	12,937,500
Private placement warrants						6,675,000
Warrant description						We may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant:• at any time after the warrants become exercisable;• upon not less than 30 days’ prior written notice of redemption to each warrant holder;• if, and only if, the reported last sale price of the shares of Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying such warrants.
Sponsor [Member]
Stockholder’s Equity (Details) [Line Items]
Grant-date fair value (in Dollars)					$ 5,791,677
Series A Incentive Units [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock authorized shares					3,500,000
Class A Common Stock [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock authorized shares						200,000,000
Shares converted			3,487,500		3,234,375
Share-based payment expense (in Dollars)					$ 2,146,792
Common stock par value (in Dollars per share)					$ 0.0001		$ 0.0001
Common Stock, Shares, Issued					9,358,620
Common stock shares outstanding					9,358,620				189,750
Common stock subject to redemption									17,250,000
Share price (in Dollars per share)						$ 11.5
Class A Common Stock [Member] | Common Stock [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock par value (in Dollars per share)						$ 0.0001
Common Stock, Shares, Issued						3,677,250
Class B Common Stock [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock authorized shares									20,000,000
Common stock par value (in Dollars per share)									$ 0.0001
Common Stock, Shares, Issued						825,000
Common stock shares outstanding									4,312,500
Vote for each share						one
Common stock issued						4,312,500
Subject to forfeited shares						562,500
Over-Allotment Option [Member]
Stockholder’s Equity (Details) [Line Items]
Outstanding percentage						20.00%